REPOSITIONING AND OTHER (GAINS) CHARGES	12 Months Ended
Dec. 31, 2025
Restructuring and Related Activities [Abstract]
REPOSITIONING AND OTHER (GAINS) CHARGES	REPOSITIONING AND OTHER (GAINS) CHARGES
A summary of net repositioning and other (gains) charges follows:

	Years Ended December 31,
	2025	2024	2023
Severance	$138	$136	$162
Asset impairments	11	22	41
Exit costs	61	63	132
Reserve adjustments	(57)	(97)	(56)
Total net repositioning charges	153	124	279
Asbestos-related charges and loss on asbestos liabilities divestiture, net of insurance and reimbursements[1]	214	61	534
Probable and reasonably estimable environmental liabilities, net of reimbursements	268	37	35
Gain on Resideo indemnification and reimbursement agreement termination[1]	(802)	—	—
Other charges	—	17	(4)
Total net repositioning and other (gains) charges	$(167)	$239	$844

1
Refer to Note 19 Commitments and Contingencies for further discussion of the 2025 asbestos liabilities divestiture transaction and gain related to the Resideo indemnification and reimbursement agreement termination.

The following table summarizes the pre-tax distribution of total net repositioning and other (gains) charges by classification in the Consolidated Statement of Operations:

	Years Ended December 31,
	2025	2024	2023
Cost of products and services sold	$513	$109	$680
Selling, general and administrative expenses	122	113	163
Other (income) expense	(802)	17	1
Total net repositioning and other (gains) charges	$(167)	$239	$844
The following table summarizes the pre-tax amount of total net repositioning and other (gains) charges by reportable business segment. These amounts are excluded from segment profit as described in Note 22 Segment Financial Data:

	Years Ended December 31,
	2025	2024	2023
Aerospace Technologies	$(3)	$(3)	$23
Building Automation	41	25	58
Process Automation and Technology	1	3	3
Industrial Automation	84	75	143
Corporate and All Other	(290)	139	617
Total net repositioning and other (gains) charges	$(167)	$239	$844
NET REPOSITIONING CHARGES
In 2025, the Company recognized gross repositioning charges totaling $210 million, including severance costs of $138 million related to workforce reductions of 3,425 manufacturing and administrative positions primarily in the Company's Industrial Automation and Building Automation reportable business segments. The workforce reductions related to productivity and ongoing functional transformation initiatives. The repositioning charges included asset impairments of $11 million related to the write-down of certain assets primarily within the Company's Industrial Automation reportable business segment and corporate function. The repositioning charges included exit costs of $61 million related to current period costs incurred for closure obligations associated with site transitions in the Company's Industrial Automation reportable business segment and corporate function. Also, $57 million of previously established reserves, primarily for severance, were returned to income due to higher-than-expected voluntary exits and adjustments to the scope of previously announced repositioning actions.
In 2024, the Company recognized gross repositioning charges totaling $221 million, including severance costs of $136 million related to workforce reductions of 3,486 manufacturing and administrative positions mainly in the Company's Industrial Automation reportable business segment and corporate function. The workforce reductions related to productivity and ongoing functional transformation initiatives. The repositioning charges included asset impairments of $22 million related to the write-down of certain assets primarily within the Company's Building Automation reportable business segment. The repositioning charges included exit costs of $63 million related to current period costs incurred for closure obligations associated with site transitions in the Company's Industrial Automation reportable business segment. Also, $97 million of previously established reserves, primarily for severance, were returned to income due to higher-than-expected voluntary exits and adjustments to the scope of previously announced repositioning actions.
In 2023, the Company recognized gross repositioning charges totaling $335 million, including severance costs of $162 million related to workforce reductions of 5,854 manufacturing and administrative positions mainly in the Company's Industrial Automation and Building Automation reportable business segments. The workforce reductions related to productivity and ongoing functional transformation initiatives. The repositioning charges included asset impairments of $41 million related to the write-down of certain assets within the Company's Industrial Automation reportable business segment and corporate function. The repositioning charges included exit costs of $132 million related to current period costs incurred for closure obligations associated with site transitions in the Company's Industrial Automation reportable business segment. Also, $56 million of previously established reserves, primarily for severance, were returned to income due to higher-than-expected voluntary exits and adjustments to the scope of previously announced repositioning actions.
The following table summarizes the status of the Company's repositioning reserves, excluding amounts that are included in Liabilities held for sale in the Consolidated Balance Sheet:

	Severance Costs	Asset Impairments	Exit Costs	Total
Balance at December 31, 2022	$229	$—	$74	$303
Charges	162	41	132	335
Usage—cash	(170)	—	(110)	(280)
Usage—noncash	—	(36)	—	(36)
Divestitures	—	(4)	(5)	(9)
Adjustments	(42)	(1)	(13)	(56)
Foreign currency translation	6	—	13	19
Balance at December 31, 2023	185	—	91	276
Charges	136	22	63	221
Usage—cash	(92)	—	(97)	(189)
Usage—noncash	—	(6)	—	(6)
Adjustments	(41)	(16)	(40)	(97)
Foreign currency translation	—	—	(2)	(2)
Reclassifications to Liabilities held for sale	(14)	—	(8)	(22)
Balance at December 31, 2024	174	—	7	181
Charges	138	11	61	210
Usage—cash	(90)	—	(63)	(153)
Usage—noncash	—	(10)	—	(10)
Adjustments	(52)	(1)	(3)	(56)
Foreign currency translation	6	—	—	6
Reclassifications to Liabilities held for sale	(6)	—	—	(6)
Balance at December 31, 2025	$170	$—	$2	$172
Certain repositioning projects will recognize exit costs in future periods when the actual liability is incurred. Such exit costs incurred in 2025, 2024, and 2023 were $60 million, $57 million, and $53 million, respectively.